Note 46 Balance of income statement arising from transactions with entities of the group (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Profit and loss related party transactions [Line Items]
Interest Income And Other Similar Interests Related Party Transactions	€ 9,000,000	€ 9,000,000
Fee And Commission Income Related Party Transactions	4,000,000	3,000,000
Fee And Commission Expense Related Party Transactions	€ 12,000,000	€ 19,000,000